RIGHT OF USE AND LEASE LIABILITIES - Schedule of Quantitative Information About Right-of-Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 3,095,969	R$ 3,402,047
Additions		149,115	(150,912)
Write-offs		(56,387)	(270,338)
Impairment		(30,785)	(4,690)	[1]
Transfers	[2]	874	4,182
Exchange rate variation		(216,899)	115,680
Right of use, Ending		2,941,887	3,095,969
Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		5,195,160	5,199,039
Additions		1,076,981	847,098
Write-offs		(601,242)	(980,236)
Impairment		(30,785)	(4,690)	[1]
Transfers	[2]	917	7,251
Exchange rate variation		(470,557)	126,698
Right of use, Ending		5,170,474	5,195,160
Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(2,099,191)	(1,796,992)
Depreciation Additions		(927,866)	(998,009)
Write-offs		544,855	709,897
Impairment				[1]
Transfers	[2]	(43)	(3,069)
Exchange rate variation		253,658	(11,018)
Right of use, Ending		R$ (2,228,587)	R$ (2,099,191)
Vehicles [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	3 years	3 years
Right of use, Beginning		R$ 168,062	R$ 157,867
Additions		38,241	32,288
Write-offs		(25,734)	(23,519)
Impairment				[1]
Transfers	[2]
Exchange rate variation		(15,908)	1,426
Right of use, Ending		164,661	168,062
Vehicles [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(91,509)	(63,422)
Depreciation Additions		(46,287)	(50,181)
Write-offs		24,354	20,808
Impairment				[1]
Transfers	[2]
Exchange rate variation		7,985	1,286
Right of use, Ending		(105,457)	(91,509)
Machinery and equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		33,629	53,048
Additions		13,455	4,278
Write-offs		(11,166)	(24,140)
Impairment				[1]
Transfers	[2]
Exchange rate variation		(4,702)	443
Right of use, Ending		R$ 31,216	R$ 33,629
Machinery and equipment [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	3 years	3 years
Machinery and equipment [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	10 years	10 years
Machinery and equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ (17,133)	R$ (21,045)
Depreciation Additions		(9,986)	(10,772)
Write-offs		11,166	15,067
Impairment				[1]
Transfers	[2]
Exchange rate variation		2,166	(383)
Right of use, Ending		(13,787)	(17,133)
Buildings [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		1,543,018	1,616,833
Additions		296,161	300,181
Write-offs		(185,967)	(436,405)
Impairment			(4,690)	[1]
Transfers	[2]	(35,484)	3,363
Exchange rate variation		(47,640)	63,736
Right of use, Ending		R$ 1,570,088	R$ 1,543,018
Buildings [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	3 years	3 years
Buildings [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	10 years	10 years
Buildings [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ (507,045)	R$ (399,765)
Depreciation Additions		(249,796)	(268,902)
Write-offs		137,349	182,535
Impairment				[1]
Transfers	[2]	31,917	(3,069)
Exchange rate variation		30,920	(17,844)
Right of use, Ending		R$ (556,655)	R$ (507,045)
IT equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	10 years	10 years
Right of use, Beginning		R$ 31,803	R$ 30,000
Additions		2,618	4,224
Write-offs		(4,151)	(3,904)
Impairment				[1]
Transfers	[2]
Exchange rate variation		(1,218)	1,483
Right of use, Ending		29,052	31,803
IT equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(24,410)	(19,161)
Depreciation Additions		(6,608)	(8,364)
Write-offs		4,345	3,904
Impairment				[1]
Transfers	[2]
Exchange rate variation		2,716	(789)
Right of use, Ending		(23,957)	(24,410)
Retail stores [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		3,417,595	3,338,104
Additions		712,979	505,871
Write-offs		(373,830)	(489,808)
Impairment		(30,785)		[1]
Transfers	[2]	36,401	3,888
Exchange rate variation		(400,928)	59,540
Right of use, Ending		R$ 3,361,432	R$ 3,417,595
Retail stores [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	3 years	3 years
Retail stores [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	10 years	10 years
Retail stores [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ (1,458,512)	R$ (1,291,346)
Depreciation Additions		(611,862)	(659,109)
Write-offs		367,247	485,123
Impairment				[1]
Transfers	[2]	(31,960)
Exchange rate variation		209,779	6,820
Right of use, Ending		(1,525,308)	(1,458,512)
Software [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning
Additions		13,527
Write-offs
Impairment	[2]
Transfers	[2]
Exchange rate variation
Right of use, Ending		R$ 13,527
Software [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)		3 years
Software [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)		4 years
Software [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning
Depreciation Additions		R$ (3,121)
Write-offs
Impairment	[2]
Transfers	[2]
Exchange rate variation
Right of use, Ending		R$ (3,121)
Tools and accessories [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life range (in years)	[3]	3 years	3 years
Right of use, Beginning		R$ 1,053	R$ 3,187
Additions			256
Write-offs		(394)	(2,460)
Impairment				[1]
Transfers	[2]
Exchange rate variation		(161)	70
Right of use, Ending		498	1,053
Tools and accessories [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(582)	(2,253)
Depreciation Additions		(206)	(681)
Write-offs		394	2,460
Impairment				[1]
Transfers	[2]
Exchange rate variation		92	(108)
Right of use, Ending		R$ (302)	R$ (582)

[1]	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop.
[2]	Refers to key money related to store rentals. This amount is transferred from “right of use” to "intangible assets” when a new commercial agreement with the lessor is not yet signed.
[3]	The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.